Income Tax - Schedule of Income (Loss) from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Loss from Continuing Operations Before Income Taxes [Abstract]
Israel - Domestic	$ (30,447)	$ (65,124)
Foreign	(22,673)	(13,960)
Total	$ (53,120)	$ (79,084)